Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating expenses:
Research and development, net	$ 16,148	$ 27,990	$ 30,553
Marketing and business development	1,196	2,888	2,983
General and administrative	5,523	8,010	9,609
Operating loss	22,867	38,888	43,145
Financial (income) expense, net	929	540	(544)
Loss before income tax	23,796	39,428	42,601
Income tax expense	69	129
Net loss	$ 23,865	$ 39,557	$ 42,601
Basic (in Dollars per share)	$ 16.99	$ 61.09	$ 68.27
Diluted (in Dollars per share)	$ 16.93	$ 61.09	$ 68.27
Basic (in Shares)	1,404,368	647,556	624,051
Diluted (in Shares)	1,421,308	647,556	624,051